Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 11,128,627	$ 176,229,874
Accounts receivable, net	3,169,671	954,200
Prepayments and other assets	1,198,697	6,809,198
Inventories	193,922	190,242
Loan receivables	2,697,008	11,941,378
TOTAL CURRENT ASSETS	18,387,925	196,124,892
NON-CURRENT ASSETS
Advances for capital expenditures	175,664,545
Property and equipment, net	15,365	16,148
Intangible assets, net	6,852,278	7,880,154
Right of use assets	79,548	98,396
Goodwill	11,043,286	10,833,735
TOTAL NON-CURRENT ASSETS	193,655,022	18,828,433
TOTAL ASSETS	212,042,947	214,953,325
CURRENT LIABILITIES
Accrued expenses and other current liabilities	1,766,244	1,521,938
Contract liabilities	7,989,052	10,217,048
Taxes payable	218,913	33,863
Operating lease liabilities-current	41,683	40,058
TOTAL CURRENT LIABILITIES	12,015,892	13,812,907
NON-CURRENT LIABILITIES
Operating lease liabilities-non-current	21,370	41,679
Deferred tax liabilities	1,694,747	1,947,603
TOTAL NON-CURRENT LIABILITIES	1,716,117	1,989,282
TOTAL LIABILITIES	13,732,009	15,802,189
SHAREHOLDERS’ EQUITY
Additional paid-in capital	405,525,513	405,616,966
Treasury stock (1,165,883 shares as of September 30, 2025 and March 31, 2025, respectively)	(3,988,370)	(3,988,370)
Accumulated deficit	(200,179,453)	(198,903,752)
Accumulated other comprehensive loss	(3,310,944)	(3,771,374)
TOTAL SHAREHOLDERS’ EQUITY	198,303,874	199,119,145
Non-controlling interest	7,064	31,991
TOTAL EQUITY	198,310,938	199,151,136
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	212,042,947	214,953,325
Class A Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	256,330	164,877
Class B Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	798	798
Related Party
CURRENT LIABILITIES
Amount due to related parties	$ 2,000,000	$ 2,000,000